Share-based Payments - Summary of Fair Value of Warrants Determined At Grant Date (Detail)											12 Months Ended
	Oct. 05, 2022 shares	Oct. 11, 2021 shares Warrant	Dec. 11, 2020 shares	Oct. 25, 2019 Warrant	Oct. 26, 2018 Warrant	Jun. 29, 2017 Warrant	Dec. 08, 2016 Warrant	Nov. 05, 2015 Warrant	May 05, 2014 Warrant	May 06, 2013 Warrant	Dec. 31, 2022 EUR (€) Warrant € / shares	Dec. 31, 2021 Warrant	Dec. 31, 2020 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants accepted	0	874.2	557,050	602,025	426,050	334,400	45,000	353,550	94,400	253,150	594,450	760,800
Number of warrants not fully vested as of 31 December 2022	0	819,983	498,883	529,950	365,817	0	7,500	79,315	35,698	2,500	2,339,646	2,136,556	1,488,006
Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											4,430,316
Number of warrants accepted											3,539,825
Number of warrants not fully vested as of 31 December 2022											1,608,700
06 May 2013 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											2,500	2,500
06 May 2013 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											266,241
Number of warrants accepted											253,150
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 2.64
Expected share value volatility											39.55%
Risk-free interest rate											2.06%
Average fair value | €											€ 12.44
Weighted average remaining contractual life											4 months 2 days
05 May 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											35,698	35,698
05 May 2014 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											100,000
Number of warrants accepted											94,400
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 38.25
Expected share value volatility											67.73%
Risk-free interest rate											1.09%
Average fair value | €											€ 25.19
Weighted average remaining contractual life											1 year 4 months 2 days
05 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											79,315	79,315
05 November 2015 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											466,000
Number of warrants accepted											353,550
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 30.67
Expected share value volatility											60.53%
Risk-free interest rate											0.26%
Average fair value | €											€ 20.04
Weighted average remaining contractual life											2 years 10 months 2 days
08 December 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											7,500	7,500
08 December 2016 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											100,000
Number of warrants accepted											45,000
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 32.04
Expected share value volatility											61.03%
Risk-free interest rate											(0.40%)
Average fair value | €											€ 16.18
Weighted average remaining contractual life											1 year 25 days
29 June 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											0	282,251
29 June 2017 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											520,000
Number of warrants accepted											334,400
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 31.34
Expected share value volatility											60.61%
Risk-free interest rate											(0.23%)
Average fair value | €											€ 15.58
Weighted average remaining contractual life											6 months 3 days
26 October 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											365,817	365,817
26 October 2018 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											700,000
Number of warrants accepted											426,050
Number of warrants not fully vested as of 31 December 2022											0
Average exercise price | € / shares											€ 18.26
Expected share value volatility											58.82%
Risk-free interest rate											(0.06%)
Average fair value | €											€ 8.9
Weighted average remaining contractual life											9 months 25 days
25 October 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											529,950	549,842
25 October 2019 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											939,500
Number of warrants accepted											602,025
Number of warrants not fully vested as of 31 December 2022											289,834
Average exercise price | € / shares											€ 7.13
Expected share value volatility											59.14%
Risk-free interest rate											(0.38%)
Average fair value | €											€ 3.99
Weighted average remaining contractual life											1 year 9 months 21 days
10 December 2020 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											561,525
Number of warrants accepted											557,050
Number of warrants not fully vested as of 31 December 2022											498,883
Average exercise price | € / shares											€ 6.24
Expected share value volatility											58.84%
Risk-free interest rate											(0.66%)
Average fair value | €											€ 3.45
Weighted average remaining contractual life											4 years 11 months 8 days
11 October 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants not fully vested as of 31 December 2022											819,983	281,500
11 October 2021 [member] | Black-Scholes Pricing Model [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued											777,050
Number of warrants accepted											874,200
Number of warrants not fully vested as of 31 December 2022											819,983
Average exercise price | € / shares											€ 2.38
Expected share value volatility											56.86%
Risk-free interest rate											(0.30%)
Average fair value | €											€ 1.36
Weighted average remaining contractual life											5 years 9 months 10 days